Earnings per Share (Anti-dilutive Securities) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Antidilutive securities excluded from computation of earnings (loss) per share	495,702	603,813	1,273,731